Investment Objectives and Goals	Nov. 26, 2025
DIVERSIFIED EQUITY FUND | Diversified Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	DIVERSIFIED EQUITY FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Capital appreciation.
CORE FIXED INCOME FUND | Core Fixed Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	CORE FIXED INCOME FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Total return.
ENHANCED FIXED INCOME FUND | Enhanced Fixed Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	ENHANCED FIXED INCOME FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Total Return.